Cover Page Document	Nov. 13, 2019
Cover Page [Abstract]
Soliciting Material	false
Entity Central Index Key	0001403161
Document Type	8-K
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 8999
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94128-8999
Entity File Number	001-33977
Entity Tax Identification Number	26-0267673
Trading Symbol	V
Security Exchange Name	NYSE
Document Period End Date	Nov. 13, 2019
Entity Registrant Name	VISA INC.
City Area Code	650
Local Phone Number	432-3200
Entity Emerging Growth Company	false
Amendment Flag	false